Accrued Liabilities and Other Payables - Schedule of Accrued Liabilities and Other Payables (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Accrued Liabilities and Other Payables [Line Items]
Payroll payables	$ 117,577	$ 51,180
Third Parties [Member]
Schedule of Accrued Liabilities and Other Payables [Line Items]
Other payables – third parties	1,330,330	139,300
Accrued liabilities and other payables – third parties	1,447,907	190,480
Related Parties [Member]
Schedule of Accrued Liabilities and Other Payables [Line Items]
Accrued liabilities and other payables – third parties	12,682	1,390,515
Other payables – related parties	$ 12,682	$ 1,390,515